Accounts Receivable and Other (Tables)	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Components of Trade Accounts Receivable, Net

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2023	2022
Trade accounts receivable, gross	$458,218	$437,557

Reserves for sales deductions:
Chargebacks	(142,043)	(111,308)
Other sales deductions	(64,218)	(52,343)
Customer rebates	(22,567)	(10,708)
Allowance for doubtful accounts (1)	(27,130)	(16,226)
Trade accounts receivable, net	$202,260	$246,972

(1)
See Note 2.g for details relating to allowances for doubtful accounts.

Components of Other Receivables and Prepaid Expenses
b.
Other receivables and prepaid expenses:

	March 31,
	2023	2022
Government authorities	$23,422	$27,752
Prepaid expenses	11,721	13,229
Due from related parties	13,129	14,371
Advances to suppliers	5,947	991
Interest receivable	1,854	311
Other	1,138	3,073
	$57,211	$59,727